REVENUE AND SEGMENT REPORTING - Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 5,034	$ 3,753
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	4,533	3,007
Canada
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 501	$ 746